Preferred Stock (Schedule Of Preferred Stock Issued And Outstanding) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,001,000	156,001,000	256,001,000
Number of shares, Net change during the fiscal year		(100,000,000)
Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year			100,000,000
Number of shares, Net change during the fiscal year		(100,000,000)
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,000,000	156,000,000	156,000,000
Number of shares, Net change during the fiscal year
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	1,000	1,000	1,000
Number of shares, Net change during the fiscal year